Remuneration of Auditors - Schedule of Payable for Services by the Auditor (Details) - Audit and other assurance services [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Audit and review of financial statements [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	$ 401,962	$ 439,394
Audit of NASDAQ registration [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	97,650	139,327
Total remuneration for audit and other assurance services [Member]
Schedule of Payable for Services by the Auditor [Line Items]
Total auditors’ remuneration	$ 499,612	$ 578,721